CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ (2,418,806)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain on investments held in Trust Account	(130,025)
Change in fair value of warrant liabilities	(2,226,669)
Payment of formation costs by related party	4,404
Changes in operating assets and liabilities:
Prepaid expenses	67,002
Accounts payable	107,434
Accrued expenses	4,065,485
Franchise tax payable	(20,765)
Net cash used in operating activities	(551,940)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes	71,248
Net cash used in investing activities	71,248
Cash Flows from Financing Activities:
Net Change in Cash	(480,692)
Cash - beginning of period	925,923
Cash - end of period	445,231
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$ 51,304,489